CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 101,842			$ 158				$ 56,731
Short-term investments in marketable securities	0			32,187
Prepaid expenses and other current assets	974			447				1,932
Total current assets	102,816			32,792				58,663
Operating lease right-of-use assets	109			212				342
Deposits				27				27
Total assets	102,925			33,031				59,032
Current liabilities:
Accounts payable	1,702			1,125				761
Accrued expenses and other current liabilities	3,244			4,021				1,555
Operating lease liabilities	103			133				124
Total current liabilities	5,049			5,279				2,440
Long-term liabilities
Operating lease liabilities, less current portion				78				224
Redeemable convertible preferred stock warrant liability				4				7
Total liabilities	5,050			5,361				2,671
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock: $0.0001 par value; no shares and 1,373,810,170 shares authorized at September 30, 2023 and December 31, 2022, respectively; no shares and 1,373,730,625 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively; liquidation value of $232,963 at December 31, 2022				214,620				214,620
Stockholders' equity (deficit):
Undesignated preferred stock, $0.0001 par value; 10,000,000 shares and no shares authorized at September 30, 2023 and December 31, 2022, respectively; no shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value; 1,608,370,000 and 1,590,550,754 shares authorized at December 31, 2022 and 2021, respectively; 185,084 and 183,457 shares issued and outstanding at December 31, 2022 and 2021, respectively				1				1
Additional paid-in capital	339,466			35,001				33,109
Accumulated other comprehensive loss				(84)
Accumulated deficit	(241,593)			(221,868)				(191,369)
Total stockholders' equity (deficit)	97,875	$ (198,414)	$ (192,699)	(186,950)	$ (180,554)	$ (173,420)	$ (166,595)	(158,259)	$ (135,910)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	102,925			33,031				$ 59,032
Series A Common Stock
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 1,608,370,000 and 1,590,550,754 shares authorized at December 31, 2022 and 2021, respectively; 185,084 and 183,457 shares issued and outstanding at December 31, 2022 and 2021, respectively	2
Series A Common Stock Warrants
Long-term liabilities
Redeemable convertible preferred stock warrant liability	$ 1
Redeemable Convertible Preferred Stock Warrant
Long-term liabilities
Redeemable convertible preferred stock warrant liability				$ 4